September 15, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:
American Century Asset Allocation Portfolios, Inc. (the "Registrant")
Post-Effective Amendment No. 18 (File No. 333-116351) under the Securities Act of 1933(the “1933 Act”), and Amendment No. 19 (File No. 811-21591) under the Investment Company Act of 1940 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the 1933 Act, the Registrant hereby submits for filing the Amendment to the Registrant’s Registration Statement on Form N-1A.

The principal purpose of the Amendment is to remove the funds’ nonfundamental investment policy prohibiting short sales to permit the funds to invest in underlying funds that engage in short selling as a primary investment strategy. The Amendment also contains certain non-material changes deemed appropriate by the Registrant.

Please consider this a request for selective review pursuant to Investment Company Act Release No. 13768. The Staff previously had an opportunity to review and comment on the LIVESTRONG 2055 Portfolio’s prospectus and the Registrant’s statement of additional information in connection with Post-Effective Amendment No. 15, filed on December 29, 2010 pursuant to Rule 485(a), for the purpose of adding a new series.  The Staff also had an opportunity to review and comment on the remaining LIVESTRONG Portfolios’ prospectus and One Choice Portfolios’ prospectus in connection with Post-Effective Amendment No. 11, filed on September 18, 2009 pursuant to Rule 485(a), for purposes of adding a summary section for each fund and incorporating new Form N-1A disclosure items.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com